SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER NON-CANCELLABLE (Details) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	$ 14,419	$ 23,131	$ 31,122
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	8,227	8,740
Later than five years [member]
IfrsStatementLineItems [Line Items]
Total
Royalty Agreement [member]
IfrsStatementLineItems [Line Items]
Total	170,182	181,543	193,314
Royalty Agreement [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	4,867	4,458	4,458
Royalty Agreement [member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	47,080	42,800	42,800
Royalty Agreement [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Total	$ 118,235	$ 134,285	$ 146,056